INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2021	2020

Raw materials	$1,436	$1,254
Work in process	1,552	447
Finished goods (1)	1,268	463

	$4,256	$2,164

(1) finished goods as of December 31, 2020 includes machinery to be sold to Magna (for further information see Note 2i).

b.	During the years ended December 31, 2021, 2020 and 2019, the Company recorded inventory write offs in the amount of $4,359, $2,088 and $0, respectively.